Property and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Lab and office equipment	$ 36,755	$ 35,549
Computer equipment and software	960,044	960,044
Furniture and fixtures	51,404	51,404
Property, Plant and Equipment, Gross, Total	1,048,203	1,046,997
Less accumulated depreciation	(1,019,409)	(997,642)
Property, Plant and Equipment, Net, Total	$ 28,794	$ 49,355